PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	June 30,	December 31,
	2022	2021
Office Equipment and Fixtures	$63,315	$99,404
Software	17,921	18,910
Auto	—	48,376
Total Assets	81,236	166,690
Less accumulated depreciation	(63,734)	(117,678)
Net Assets	$17,502	$49,012

For the six months ended June 30, 2022 and 2021, depreciation expenses were $12,804 and $12,147, respectively.

During six months ended June 30, 2022, the Group disposed the following assets and realized a net gain of $13,934:

	Total Disposed		Office
	Assets	Auto	Equipment
Cost	$79,330	$47,412	$31,918
Accumulated depreciation	(62,226)	(31,904)	(30,322)
Cash received	(31,038)	(30,857)	(181)
Net (gain) loss	$(13,934)	$(15,349)	$1,415